CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net Income (Loss)	¥ (5,790,264)	¥ (10,375,775)	¥ (9,138,972)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	1,571,754	1,645,760	915,481
Amortization of intangible assets	537,669	230,501	65,714
Amortization of right-of-use assets	413,349	182,195	379,200
Amortization of land use rights	49,868	48,828	50,309
Loss of disposal of property, plant and equipment	21,787	4,863	15,682
Loss of disposal of intangible assets	74	409	0
Impairment of property, plant and equipment	137,519	81,814	30,849
Impairment of intangible assets	0	8,712	26,418
Current expected credit loss of accounts receivable	20,328	18,222	11,369
Current expected credit loss of installment payment receivables	(16,651)	47,352	43,971
Current expected credit loss of other current assets	1,895	4,783	12,314
Inventory write-downs	943,734	1,054,711	220,319
Exchange loss (gain) from foreign currency transactions	49,543	(97,080)	1,460,151
Interest income	(40,244)	(352,179)	(237,657)
Share-based compensation	473,655	550,535	710,486
Fair value (gain) loss on derivative assets or derivative liabilities	0	410,417	(59,357)
Fair value gain on derivative liability relating to the contingent consideration	(234,245)	(29,339)	0
Investment (gain) loss on long-term investments	261,991	224,364	(25,062)
Share of results of equity method investees	29,069	(54,740)	(4,117)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts and notes receivable	246,259	1,138,408	(1,210,721)
Inventory	(1,060,210)	(2,358,763)	(2,475,785)
Amounts due from related parties	(30,766)	34,176	(14,339)
Prepayments and other current assets	(321,139)	329,654	(219,127)
Other non-current assets	(40,163)	150,944	(23,124)
Accounts and notes payable	870,050	7,955,933	1,860,670
Deferred tax liabilities	(62,086)	18,797	0
Deferred revenue	798,492	216,694	185,961
Operating lease liabilities	(405,680)	(172,612)	(380,006)
Accruals and other liabilities	1,533,014	1,089,108	119,283
Other non-current liabilities	95,322	443,545	237,117
Installment payment receivables	(2,080,971)	(1,473,594)	(776,585)
Amounts due to related parties	5,933	1,433	(17,736)
Income taxes payable	8,771	(21,912)	4,918
Net cash (used in) provided by operating activities	(2,012,343)	956,164	(8,232,376)
Cash flows from investing activities
Maturity (Placement) of short-term deposits	(2,984,153)	5,441,363	11,922,171
Maturity of short-term investments	62,799	524,172	1,625,763
(Placement) Maturity of long-term deposits	5,179,690	(2,548,847)	(3,822,326)
Placement of restricted short-term deposits	(588,000)	(1,010,000)	0
Maturity of restricted short-term deposits	558,000	1,010,000	0
Placement of restricted long-term deposits	(1,100,000)	(580,000)	0
Purchase of property, plant and equipment	(2,226,111)	(2,096,326)	(4,275,838)
Receipt of government subsidy related to assets	19,200	111,944	166,260
Maturity of derivative assets or derivative liabilities	0	0	10,752
Purchase of intangible assets	(196,901)	(124,838)	(98,047)
Disposal of property, plant and equipment	169,539	8,380	77,059
Purchase of land use rights	(4,925)	(90,341)	(306,014)
Disposal of long-term investments	0	0	165,000
Cash paid for long-term investments	(144,237)	(188,681)	(618,814)
Cash acquired relating to a business combination	0	684,214	0
Cash paid for an asset acquisition, net of cash acquired	0	(509,872)	0
Net cash provided by (used in) investing activities	(1,255,099)	631,168	4,845,966
Cash flows from financing activities
Proceeds from issuance of ordinary shares to Volkswagen Group	0	5,019,599	0
Proceeds from borrowings	10,718,107	8,271,823	6,800,730
Repayments of borrowings	(9,489,570)	(5,162,232)	(681,710)
Repayments of amounts to a related party	(27,449)	0	0
Repayment of debt from third party investors	(500,000)	0	(98,000)
Repayments of finance lease liabilities	(31,767)	(113,943)	(15,355)
Payments of listing expenses	0	0	(1,830)
Net cash provided by financing activities	669,321	8,015,247	6,003,835
Effects of exchange rate changes on cash, cash equivalents and restricted cash	35,736	(14,576)	461,740
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,562,385)	9,588,003	3,079,165
Cash, cash equivalents and restricted cash at beginning of the year	24,302,049	14,714,046	11,634,881
Cash, cash equivalents and restricted cash at end of the year	21,739,664	24,302,049	14,714,046
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(465,031)	(306,656)	(162,470)
Cash paid for income taxes	(33,635)	(25,727)	(36,071)
Acquisition of property, plant and equipment included in liabilities	1,799,882	1,723,130	1,624,432
Cash acquired relating to a business combination	0	684,214	0
Cash paid for an asset acquisition	0	(710,479)	0
Cash acquired relating to an asset acquisition	0	200,607	0
Supplemental disclosure of non-cash investing activities:
Ordinary shares issued for the acquisition of DiDi's smart auto business	0	3,087,849	0
Fair value of contingent consideration relating to the acquisition of DiDi's smart auto business	¥ 0	¥ 694,357	¥ 0